Note New Accounting Pronouncement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Mar. 31, 2018	Jan. 01, 2018
New accounting pronouncements or change in accounting principle
Restricted Cash Money Market	$ 9,216	$ 9,772	$ 11,803
Cumulative effect of accounting change	1,935
ASU 2016-01
New accounting pronouncements or change in accounting principle
Cumulative effect of accounting change						$ 600
Reclassification From Trading And Available For Sale Securities To Equity Securities						$ 11,000
ASU 2016-02
New accounting pronouncements or change in accounting principle
Cumulative effect of accounting change				$ 4,800
Operating lease right of use asset				139,000
Operating Lease Right Of Use Asset Escalation Clauses				15,000
Opearing lease liability				$ 154,000
ASU 2016-15
New accounting pronouncements or change in accounting principle
Reclassification From Operating To Investing Activities		500
ASU 2016-16
New accounting pronouncements or change in accounting principle
Cumulative effect of accounting change					$ 1,300
ASU 2017-07
New accounting pronouncements or change in accounting principle
Reclassification Other Components From Personnel To Other Operating Expenses	$ 8,900	$ 7,500	$ 10,100